[redacted]

11000570

CONFIDENTIAL

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

13FCONP 5/24/11

Form 13F

RECEIVED
MAY 17 2010
OFFICE OF THE SECRETARY

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

NON-PUBLIC

Institutional Investment Manager Filing this Report:

Name: Sandell Asset Management Corp.
Address: 40 West 57th Street
New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Richard Gashler
Title: General Counsel
Phone: 212-603-5700

Signature, Place, and Date of Signing:

[signature]	New York, New York	May 13, 2010
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in
this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	11
Form 13F Information Table Value Total:	$271,423 (thousands)

NON-PUBLIC

List of Other Included Managers:

None.

13FCON

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

QTR ENDED: 3/31/10

Name of Reporting Manager: Sandell Asset Management

(SEC USE ONLY)

Expected Quarter Close	Item 1: Name of Issuer	Item 2 : Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value (X$1000)	Item 5: Shares or Principal Amount	Item 6: Investment Discretion	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares) (a) Sole	(b) Shared	(c) None
4th Qtr 2010	AIRGAS INC	COM	009363102	34,100	536,000 SH	SOLE		536,000	-	-
3rd Qtr 2010	ALCON INC	COM SHS	H01301102	10,905	67,500 SH	SOLE		67,500	-	-
1st Qtr 2011	ALLEGHENY ENERGY INC	COM	017361106	16,215	705,000 SH	SOLE		705,000	-	-
3rd Qtr 2010	BELL MICROPRODUCTS INC	COM	078137106	7,384	1,062,500 SH	SOLE		1,062,500	-	-
3rd Qtr 2010	MILLIPORE CORP	COM	601073109	43,323	410,253 SH	SOLE		410,253	-	-
3rd Qtr 2010	MILLIPORE CORP NOTE	NOTE 3.750% 6/0	601073AD1	6,889	5,500,000 PRN	SOLE		5,500,000	-	-
3rd Qtr 2010	OSI PHARMACEUTICALS INC	COM	671040103	35,766	600,600 SH	SOLE		600,600	-	-
4th Qtr 2010	SMITH INTL INC	COM	832110100	38,213	892,400 SH	SOLE		892,400	-	-
2nd Qtr 2010	TELMEX INTERNACIONAL SAB DE	SPONS ADR SR L	879690105	16,002	830,000 SH	SOLE		830,000	-	-
2nd Qtr 2010	WASTE SERVICES INC DEL	COM NEW	941075202	3,199	323,417 SH	SOLE		323,417	-	-
2nd Qtr 2010	XTO ENERGY INC	COM	98385X106	59,427	1,259,590 SH	SOLE		1,259,590	-	-

Value Total: $ 271,423

Entry Total: 11